Shareholders’ Equity (Details) - USD ($)		6 Months Ended
	Jul. 31, 2024	Jun. 30, 2024	Jun. 14, 2024	Mar. 19, 2024	Feb. 15, 2024	Feb. 14, 2024	Jan. 24, 2024	Dec. 31, 2023
Shareholders’ Equity [Line Items]
Ordinary share, shares issued		26,093,796						23,940,000
Ordinary share, shares outstanding		26,093,796						23,940,000
Preferred share, shares issued
Preferred share, shares outstanding
Conversion of convertible debt (in Dollars)	$ 2,000,000	$ 4,060,983
Ordinary shares issued	2,122,020
Total consideration (in Dollars)	$ 0.94
Warrants issued (in Dollars)		$ 595,000
Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants outstanding and exercisable		1,205,254
Warrants exercised (in Dollars)
Convertible Loans [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares issued					561,862
Conversion price per share (in Dollars per share)			$ 0.62	$ 0.68	$ 0.89	$ 0.89	$ 0.85
Issued ordinary shares			648,194	368,135
Convertible Debt [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares issued						280,932	294,673
Conversion of convertible debt (in Dollars)			$ 400,000	$ 250,000	$ 500,000	$ 250,000	$ 250,000